Long Term Debt (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 30, 2019	Nov. 30, 2017	Jun. 30, 2020	Jun. 30, 2019
Long term debt (Textual)
Long term debt	$ 100,000		$ 1,145,825	$ 1,206,565
Interest rate	6.00%
Interest expenses			184,332	$ 199,861
Monthly loan payments	2,000
Payment of Loan	$ 51,000
Loan payments outstanding			42,000
Repaid amount			300,000
Outstanding repaid amount			$ 1,200,000
Puhui Beijing [Member]
Long term debt (Textual)
Long term debt		$ 1,500,000
Interest rate		13.50%
Debt mature date		Dec. 31, 2021
Long term debt current		$ 300,000